COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended									3 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended			12 Months Ended				1 Months Ended		12 Months Ended					12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Jul. 31, 2010	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Sep. 30, 2012 Office Building [Member]	Sep. 30, 2011 Office Building [Member]	Jun. 30, 2010 Nevada 2010 Impairment [Member]	Mar. 31, 2011 Units Offering 2011 [Member]	Sep. 30, 2012 Units Offering 2011 [Member]	Sep. 30, 2011 Units Offering 2011 [Member]	May 31, 2011 Units Offering 2011 [Member]	Jun. 30, 2012 Units Offering 2011 [Member]	Jun. 30, 2011 Units Offering 2011 [Member]	Mar. 22, 2011 Units Offering 2011 [Member]	Dec. 09, 2010 Units Offering 2011 [Member]	Jan. 31, 2012 SLM Sellers [Member]	Nov. 30, 2011 SLM Sellers [Member] acre	Jun. 30, 2012 R3 Agreement [Member]	Jun. 30, 2011 Bsv Option Agreement [Member]	Jun. 30, 2010 Bsv Option Agreement [Member]	Jun. 30, 2012 Bsv Option Agreement [Member]	Jun. 30, 2012 Csv Lm and Mw Option Agreement [Member]	Jun. 30, 2012 New World Resource Corp [Member]	Feb. 29, 2012 New World Resource Corp [Member]	Jan. 19, 2012 New World Resource Corp [Member]
Equity Method Investment, Ownership Percentage																																22.50%
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Costs																															$ 150,000
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed																														150,000
One Time Non Refundable Payment																							250,000
Due Diligence Procedure Performance Period																							60 days
Payments For Exchange Of Stock, Cash					100,000	200,000
Maximum Value of Stock Units Approved for Private Placement															10,000,000
Offering Price Per Unit						$ 0.25	$ 0.0	$ 0.019	$ 0.0	$ 0.0011	$ 0.0001										$ 0.27
Common stock, par value per share	$ 0.001		$ 0.001	$ 0.001																	$ 0.001	$ 0.001
Warrant Exercise Price	0.23	0.25	0.37	0.35		0.66									0.4
Exercise Price Of Agent Or Finder Warrants															$ 0.27
Private Placement Offer Description															Each G Unit consisted of (i) one share of our common stock, par value $0.001 per share, and (ii) a warrant to purchase one-half of a share of common stock, at an exercise price of $0.40 per whole share
Warrants Exercise Period															3 years
May 2011, common stock sold in private placement offering at $0.27 per share, less offering costs totaling $737,271, shares																		23,920,071
Gross Proceeds From Private Placement In May																		6,458,189
Net Proceeds From Private Placement In May																		5,720,918
Common Stock To Be Issued Upon Conversion Of Agent/Finder Warrants																		1,913,606
Registration Payment Arrangement, Percentage																	2.00%			2.00%
Registration Payment Arrangement, Maximum Percentage																	10.00%			10.00%
Registration Payment Arrangement, Maximum Potential Consideration																	645,819			645,819
Registration Payment Arrangement, Accrual Carrying Value																518,243	38,750		520,243	38,750
Registration Payment Arrangement, Accrued Interest																64,759			41,438
Registration Payment Arrangement, Accrued Interest Percentage																18.00%			18.00%
Equipment Use Fees During 12 Months Period																									37,500
Equipment Use Fees During Subsequent 36 Months Period																									12,500
Refundable Deposit																									50,000
Commitments, Fair Value Disclosure																											100,000		75,000
Obligation for claim maintenance fees																										57,000
Taxes Payable																										32,600
Accrued Liabilities																										189,600		189,600
Operating Leases, Rent Expense	36,008	24,768	87,769	43,662								36,008	24,768
Area Covered Under Mineral Agreement																								3,721
Amount required to be paid per option agreement														100,000													100,000
Lithium Metal Aggregate Exploitation Permitted, tons	100,000		100,000
Lithium Carbonate Aggregate Exploitation Permitted, tons	530,000		530,000
Value Added Tax Not Capitalized			770,153
Value Added Tax Receivable	774,972
Value Added Tax Expense Included In Exploration Expense	$ 4,819